Intangible assets - Summary of intangible assets and goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets
Goodwill at start of year	£ 8,216
Goodwill at end of year	7,930	£ 8,216
Intangible assets excluding goodwill at beginning of period	3,164
Intangible assets excluding goodwill at end of period	3,072	3,164
Cost
Disclosure of detailed information about intangible assets
Goodwill at start of year	8,216	8,023
Acquisitions	140	146
Disposals and other		(36)
Exchange translation differences	(426)	83
Goodwill at end of year	7,930	8,216
Intangible assets excluding goodwill at beginning of period	13,091	12,781
Acquisitions	134	72
Additions	504	464
Disposals and other	(304)	(305)
Exchange translation differences	(573)	79
Intangible assets excluding goodwill at end of period	12,852	13,091
Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(9,927)	(9,543)
Charge for the year	(600)	(622)
Disposals and other	322	286
Exchange translation differences	425	(48)
Intangible assets excluding goodwill at end of period	(9,780)	(9,927)
Not internally generated
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	1,595
Intangible assets excluding goodwill at end of period	1,397	1,595
Not internally generated | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	8,369	8,438
Acquisitions	134	72
Disposals and other	(118)	(218)
Exchange translation differences	(413)	77
Intangible assets excluding goodwill at end of period	7,972	8,369
Not internally generated | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(6,774)	(6,677)
Charge for the year	(248)	(258)
Disposals and other	118	215
Exchange translation differences	329	(54)
Intangible assets excluding goodwill at end of period	(6,575)	(6,774)
Not internally generated | Market related
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	719
Intangible assets excluding goodwill at end of period	587	719
Not internally generated | Market related | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	2,515	2,540
Acquisitions	20	10
Disposals and other		(71)
Exchange translation differences	(158)	36
Intangible assets excluding goodwill at end of period	2,377	2,515
Not internally generated | Market related | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(1,796)	(1,731)
Charge for the year	(108)	(111)
Disposals and other		69
Exchange translation differences	114	(23)
Intangible assets excluding goodwill at end of period	(1,790)	(1,796)
Not internally generated | Customer related
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	609
Intangible assets excluding goodwill at end of period	575	609
Not internally generated | Customer related | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	2,010	1,979
Acquisitions	70	14
Disposals and other		(8)
Exchange translation differences	(117)	25
Intangible assets excluding goodwill at end of period	1,963	2,010
Not internally generated | Customer related | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(1,401)	(1,323)
Charge for the year	(69)	(71)
Disposals and other		8
Exchange translation differences	82	(15)
Intangible assets excluding goodwill at end of period	(1,388)	(1,401)
Not internally generated | Editorial content
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	48
Intangible assets excluding goodwill at end of period	38	48
Not internally generated | Editorial content | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	666	658
Acquisitions	4	10
Disposals and other		(6)
Exchange translation differences	(24)	4
Intangible assets excluding goodwill at end of period	646	666
Not internally generated | Editorial content | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(618)	(607)
Charge for the year	(12)	(13)
Disposals and other		5
Exchange translation differences	22	(3)
Intangible assets excluding goodwill at end of period	(608)	(618)
Not internally generated | Software and technology
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	210
Intangible assets excluding goodwill at end of period	184	210
Not internally generated | Software and technology | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	855	835
Acquisitions	34	38
Disposals and other	(99)	(23)
Exchange translation differences	(34)	5
Intangible assets excluding goodwill at end of period	756	855
Not internally generated | Software and technology | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(645)	(600)
Charge for the year	(57)	(62)
Disposals and other	99	23
Exchange translation differences	31	(6)
Intangible assets excluding goodwill at end of period	(572)	(645)
Not internally generated | Other
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	9
Intangible assets excluding goodwill at end of period	13	9
Not internally generated | Other | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	2,323	2,426
Acquisitions	6
Disposals and other	(19)	(110)
Exchange translation differences	(80)	7
Intangible assets excluding goodwill at end of period	2,230	2,323
Not internally generated | Other | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(2,314)	(2,416)
Charge for the year	(2)	(1)
Disposals and other	19	110
Exchange translation differences	80	(7)
Intangible assets excluding goodwill at end of period	(2,217)	(2,314)
Internally developed intangible assets
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	1,569
Intangible assets excluding goodwill at end of period	1,675	1,569
Internally developed intangible assets | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	4,722	4,343
Additions	504	464
Disposals and other	(186)	(87)
Exchange translation differences	(160)	2
Intangible assets excluding goodwill at end of period	4,880	4,722
Internally developed intangible assets | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(3,153)	(2,866)
Charge for the year	(352)	(364)
Disposals and other	204	71
Exchange translation differences	96	6
Intangible assets excluding goodwill at end of period	£ (3,205)	£ (3,153)